UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number 811-3456

General Government Securities Money Market Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation
200 Park Avenue
New York, New York 10166
(Address of principal executive offices) (Zip code)

Michael A. Rosenberg, Esq.
200 Park Avenue
New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code: (212) 922-6000

Date of fiscal year end:	11/30
Date of reporting period:	8/31/08

FORM N-Q

Item 1. Schedule of Investments.

STATEMENT OF INVESTMENTS
General Government Securities Money Market Fund
August 31, 2008 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Government Agencies--84.3%	of Purchase (%)	Amount ($)	Value ($)

Federal Farm Credit Bank:
9/15/09	2.05	100,000,000 a	99,995,009
3/12/10	2.20	54,180,000 a	54,105,870
Federal Home Loan Bank System:
9/2/08	1.95	112,000,000	111,993,933
9/5/08	2.09	29,800,000	29,793,146
9/17/08	2.36	100,000,000	99,895,556
9/19/08	2.23	10,000,000	9,988,850
9/24/08	2.12	40,000,000	39,946,333
10/8/08	2.36	72,000,000	71,826,100
10/16/08	2.37	3,000,000	2,991,169
2/13/09	1.90	100,000,000	100,272,175
2/27/09	2.55	35,000,000	35,006,523
3/5/09	2.55	40,000,000	40,003,244
4/14/09	2.25	65,100,000	65,094,366
5/7/09	2.35	20,000,000	20,018,889
5/19/09	2.50	50,000,000	50,005,307
9/4/09	2.12	150,000,000 a	150,000,000
9/18/09	2.14	66,000,000 a	66,006,797
Federal Home Loan Mortgage Corp.:
12/19/08	2.48	43,000,000 b	42,681,024
12/29/08	2.50	35,633,000 b	35,342,066
1/12/09	2.27	40,000,000 b	40,419,756
2/17/09	2.21	1,200,000 b	1,214,190
Federal National Mortgage Association:
9/2/08	2.23	175,000,000 a,b	175,000,000
10/31/08	2.39	147,494,000 b	146,910,120
Total U.S. Government Agencies
(cost $1,488,510,423)			1,488,510,423

Repurchase Agreements--15.6%

Barclays Financial LLC
dated 8/29/08, due 9/2/08 in the amount of $6,001,400
(fully collateralized by $6,040,000 Federal National
Mortgage Association, 5.13%, due 12/18/17, value
$6,120,015)	2.10	6,000,000	6,000,000
Barclays Financial LLC
dated 8/29/08, due 9/2/08 in the amount of
$75,017,833 (fully collateralized by $79,682,421
Government National Mortgage Association, 5.50%, due
2/15/38-7/20/38, value $76,500,000)	2.14	75,000,000	75,000,000
Deutsche Bank Securities
dated 8/29/08, due 9/2/08 in the amount of
$75,017,833 (fully collateralized by $53,038,386

Federal Home Loan Mortgage Corp., 5%-7%, due
1/1/17-8/1/38, value $21,490,099 and $122,136,642
Federal National Mortgage Association, 0%-7%, due
8/1/12-8/1/38, value $55,009,901)	2.14	75,000,000	75,000,000
Merrill Lynch & Co. Inc.
dated 8/29/08, due 9/2/08 in the amount of
$70,016,489 (fully collateralized by $529,110,096
Government National Mortgage Association,
5.125%-6.50%, due 7/20/26-9/15/35, value $71,400,031)	2.12	70,000,000	70,000,000
UBS Securities LLC
dated 8/29/08, due 9/2/08 in the amount of
$50,011,722 (fully collateralized by $47,885,000 U.S.
Treasury Notes, 6.50%, due 2/15/10, value $51,003,887)	2.11	50,000,000	50,000,000
Total Repurchase Agreements
(cost $276,000,000)			276,000,000
Total Investments (cost $1,764,510,423)		99.9%	1,764,510,423
Cash and Receivables (Net)		.1%	1,239,643
Net Assets		100.0%	1,765,750,066

a	Variable rate security--interest rate subject to periodic change.
b	On September 7, 2008, the Federal Housing Finance Agency (FHFA) placed Federal National Mortgage Association and Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator.

At August 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of August 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	1,764,510,423

Level 3 - Significant Unobservable Inputs	0

Total	1,764,510,423

STATEMENT OF INVESTMENTS
General Treasury Prime Money Market Fund
August 31, 2008 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--100.3%	of Purchase (%)	Amount ($)	Value ($)

9/4/08	1.48	93,240,000	93,228,539
9/11/08	1.71	32,430,000	32,414,596
9/15/08	1.78	11,383,000	11,375,151
9/18/08	1.82	27,000,000	26,976,826
9/25/08	1.60	4,810,000	4,804,869
10/2/08	1.53	42,000,000	41,945,078
10/16/08	1.41	28,000,000	27,950,862
11/20/08	1.69	32,850,000	32,726,850
11/28/08	1.71	2,240,000	2,230,692
12/4/08	2.04	22,500,000	22,381,325
12/11/08	1.92	100,500,000	99,963,529
12/18/08	1.88	61,000,000	60,658,045
12/26/08	1.92	50,000,000	49,694,147
1/15/09	1.83	25,000,000	24,828,583
Total Investments (cost $531,179,092)		100.3%	531,179,092
Liabilities, Less Cash and Receivables		(.3%)	(1,632,217)
Net Assets		100.0%	529,546,875

At August 31, 2008, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Securities valuation policies and other investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Various inputs are used in determining the value of the fund's investments relating to Financial Accounting Standard No. 157 (FAS 157), Fair Value Measurements.

These inputs are summarized in the three broad levels listed below.

Level 1 - quoted prices in active markets for identical securities.
Level 2 - other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)
Level 3 - significant unobservable inputs (including fund's own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Investment Company Act of 1940. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The following is a summary of the inputs used as of August 31, 2008 in valuing the fund's investments carried at fair value:

Valuation Inputs	Investments in Securities ($)

Level 1 - Quoted Prices	0

Level 2 - Other Significant Observable Inputs	531,179,092

Level 3 - Significant Unobservable Inputs	0

Total	531,179,092

Item 2. Controls and Procedures.

(a) The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b) There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

General Government Securities Money Market Funds, Inc.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 27, 2008

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ J. David Officer
J. David Officer
President

Date:	October 27, 2008

By:	/s/ James Windels
James Windels
Treasurer

Date:	October 27, 2008

EXHIBIT INDEX

(a) Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940. (EX-99.CERT)